Note 9 - Staff Numbers and Costs - Key Management Personnel Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Salaries, wages and incentives	$ 1,120	$ 1,578	$ 1,949
Social security costs	38	151	101
Pension contributions	60	114	64
Equity incentives	0	392	244
Short-term compensated absences	0	0	2
Total	$ 1,218	$ 2,235	$ 2,361